Principal Activities and Organization	12 Months Ended
Dec. 31, 2013
PRINCIPAL ACTIVITIES AND ORGANIZATION [Abstract]
Principal Activities and Organization

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

(a) Principal activities

NQ Mobile Inc. (“NQ Mobile”, or the “Company”), through its subsidiaries, its variable interest entities (“VIEs”), and the VIEs’ subsidiaries, is principally engaged in the provision of mobile Internet services in the People’s Republic of China (the “PRC” or “China”) and overseas markets. NQ Mobile’s service portfolio includes mobile security, productivity and privacy protection, mobile games as well as interest-based mobile community applications (e.g. gadget, healthcare and etc.) and advertising for the consumer market and an entire mobility solution set for the enterprise market. The Company, its subsidiaries, its VIEs and the VIEs’ subsidiaries are hereinafter collectively referred to as the “Group”.

(b) Reorganization

The Company was incorporated as a limited liability company under the laws of the Cayman Islands (“Cayman”) on March 14, 2007. The Company was 100% owned by RPL Holdings Limited (“RPL”). RPL is a limited liability company organized under the laws of British Virgin Islands (“BVI”), which is owned and controlled by Dr. Henry Yu Lin, Dr. Vincent Wenyong Shi, and Mr. Xu Zhou (collectively, the “Founders”).

In May 2007, the Company established NQ Mobile (Beijing) Co., Ltd. (“NQ Beijing” or “WFOE”) as a wholly foreign-owned enterprise in the PRC. In June 2007, the Company undertook a reorganization (the “Reorganization”) to become the ultimate holding company of the Group. Prior to the Reorganization, the Group’s business was operated by Beijing NQ Technology Co. Ltd. (“Beijing Technology”), a company wholly owned and controlled by the Founders, which commenced operations on October 21, 2005. By entering into a series of agreements (collectively, “VIE Agreements”) with the Founders and NQ Beijing, Beijing Technology became a variable interest entity whose primary beneficiary is NQ Beijing. Consequently, the Company as the parent of NQ Beijing became the ultimate primary beneficiary of Beijing Technology and has consolidated financial statements of Beijing Technology and its subsidiaries. Beijing Technology was the predecessor of the Group and operated all of the business of the Group prior to the Reorganization.

Immediately before the Reorganization, Beijing Technology was 100% owned by the Founders and the ultimate owners’ shareholdings of the Beijing Technology were identical to those of the Company. There was no change in ownership of Beijing Technology immediately before and after the Reorganization. Accordingly, the Reorganization is accounted for as a legal reorganization of entities under common control in a manner similar to a pooling-of-interest.

(c) Subsidiaries, VIEs and VIEs’ subsidiaries

As of December 31, 2013, details of the Company’s major subsidiaries, VIEs and the VIEs’ subsidiaries are as follows.

Name	Date of Incorporation or Acquisition	Place of Incorporation	Relationship	Principal Activities
Subsidiaries
NQ International Ltd. (“NQ HK”) *	April 26, 2010	Hong Kong	Wholly-owned subsidiary	Consumer mobile security services in overseas markets
NQ Mobile US Inc. (“NQ US”)**	November 5, 2010	United States	Wholly-owned subsidiary	Consumer mobile value added services and advertising services in US and overseas markets.
NQ Mobile (Beijing) Co., Ltd. (“NQ Beijing” or “NQ WFOE”)	May 15, 2007	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
NQ (Beijing) Co., Ltd. (“NQ Tongzhou”)	January 5, 2013	The PRC	Wholly-owned subsidiary	Software design and development for computer and mobile devices and other technology consulting services
Best Partners Ltd. (“Best Partner”)	September 6, 2013	Cayman Islands	Wholly-owned subsidiary	Mobile advertising services
Beijing Wanpu Media Technologies Co., Ltd. (“Wanpu Beijing” or “Wanpu WFOE”)	September 6, 2013	The PRC	Wholly-owned subsidiary of Best Partner	Advertising services based on mobile internet platform in the PRC
NQ Mobile KK (“NQ Japan”)	August 12, 2013	Japan	85%-owned subsidiary	Consumer mobile security services, mobile games, internet advertising and sale of enterprise mobility products in Japan

Variable Interest Entities
Beijing Technology	October 21, 2005	The PRC	VIE of NQ Beijing	Consumer mobile security services in PRC market and research and development
Beijing Wanpu Century Co., Ltd. (“Wanpu Century”)	September 6, 2013	The PRC	VIE of Wanpu Beijing	Advertising services based on mobile internet platform in the PRC

Subsidiaries of VIEs
Qingyun(Tianjin) Financial Management Co., Ltd. (“Tianjin Qingyun”)	February 21, 2012	The PRC	Wholly-owned subsidiary of Beijing Technology	Financial management services
Beijing NationSky Network Technology Co., Ltd. (“NationSky”)	May 11, 2012	The PRC	Wholly-owned subsidiary of Beijing Technology	Enterprise mobility services
Feiliu Jiutian Technology Co., Ltd. (“FL Mobile”)	November 30, 2012	The PRC	Wholly-owned subsidiary of Beijing Technology	Mobile games and advertising
Red Infinity Technology Co., Ltd. (“Red”)	November 30, 2012	The PRC	Wholly-owned subsidiary of FL Mobile	Development and operation of mobile games
Beijing Fanyue Information Technology Co., Ltd. (“Fanyue”)	March 21, 2013	The PRC	Wholly-owned subsidiary of FL Mobile	Off-line user acquisition services
NQ Mobile (Shenzhen) Co., Ltd. (“NQ Shenzhen”)***	June 8, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Online security education and value added services
Beijing Tianya Co., Ltd. (“Tianya”)	September 24, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Mobile healthcare application developments and search engine marketing in healthcare industry
Chengdu Ruifeng Technology Co., Ltd. (“Ruifeng”)	October 15, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Enterprise mobility system development and iOS training program
Shanghai Yinlong Information Technology Co., Ltd. (“Yinlong”)	November 11, 2013	The PRC	55%-owned subsidiary of Beijing Technology	Mobile music search, matching and recognition software services

*	NetQin International Ltd. was renamed to NQ International Ltd. on August 1, 2012.
**	NetQin US Inc. was renamed to NQ Mobile US Inc. on December 14, 2011.
***	NQ Shenzhen was previously known as Shenzhen Jindun Tianxia Technology Co., Ltd. before acquisition.
****	Other consolidated entities of the Company have been omitted from this list since, considered in an aggregate as one single entity, they would not constitute a significant subsidiary.

(d) Variable Interest Entity

Basic Information

PRC laws and regulations prohibit or restrict foreign ownership of companies from providing mobile value added services in the PRC where certain licenses are required for the provision of such services. To comply with these PRC laws and regulations, the Company provides services subject to such restrictions through Beijing Technology and its subsidiaries in China. To provide the Company the expected residual returns of the VIE and its subsidiaries, NQ Beijing entered into a series of contractual arrangements with Beijing Technology and its registered shareholders to enable the Company, through NQ Beijing to:

•	exercise effective control over the VIE;

•	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks of expected losses from the VIE as if they were their sole shareholders; and

•	have an exclusive option to purchase all of the equity interests in the VIE.

In September 2013, the Company completed the acquisition of Best Partner and its subsidiaries, which primarily engage in advertising activities based on mobile-advertising platform in the PRC and are also subjected to restrictions from PRC laws and regulations for providing internet content services. Effective upon acquisition of Best Partner by NQ Mobile, Wanpu Century becomes the VIE of Wanpu Beijing, of which 100% equity interest was owned by the Company through Best Partner. See Note 4 – “Business Combination”. Through a series of contractual agreements among Wanpu Beijing, Wanpu Century, and the shareholders of Wanpu Century, the Group has effective control over its VIE, receive substantially all of the economic benefits and absorb substantially all of the risks of the VIE, and have an exclusive option to purchase all of the equity interests in the VIE through Wanpu Beijing.

The Group has adopted the guidance of accounting for variable interest entities, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entities. The Company’s management evaluated the relationships among the Company, NQ Beijing and Beijing Technology, as well as the relationships among the Company, Wanpu Beijing, and Wanpu Century, and the economic benefits flow of the applicable contractual arrangements. The Group concluded that NQ Beijing is the primary beneficiary of Beijing Technology, and Wanpu Beijing is the primary beneficiary of Wanpu Century. As a result, the results of operations, assets and liabilities of these VIEs and their subsidiaries have been included in the Company’s consolidated financial statements.

Summary of significant agreements current in effect

Exclusive Technical Consulting Services Agreement between NQ Beijing and Beijing Technology. Under the exclusive technical consulting services agreement, NQ Beijing has the exclusive right to provide to Beijing Technology the technical consulting services related to Beijing Technology’s business operation. NQ Beijing owns the intellectual property rights developed by either NQ Beijing or Beijing Technology in the performance of this agreement. Beijing Technology pays to NQ Beijing quarterly service fees, determined unilaterally by NQ Beijing due to its control over the VIE. The amount of service fees to be charged to the VIE are determined at sole discretion of NQ Beijing by considering, among others, the technical complexity of the services, the actual costs that may be incurred for providing the services, and the operations of Beijing Technology. As of December 31, 2013, the retained earnings in the VIE was US$18,034 after being charged the service fees by NQ Beijing. The service fees are eliminated upon consolidation. This agreement is effective until NQ Beijing ceases to exist or is terminated at NQ Beijing’s sole discretion by giving 30 day’s advanced notice to Beijing Technology.

Exclusive Business Cooperation Agreements between Wanpu Beijing and Wanpu Century. Under the exclusive business cooperation agreements, Wanpu Beijing has the exclusive right to provide business support and technical services such as product development, system integration and maintenance, technology consulting, etc., to Wanpu Century in exchange for a service fee. In addition, Wanpu Beijing owns the intellectual property rights developed by both Wanpu Beijing and its VIE. The amount of service fees to be charged to the VIE are determined at sole discretion of Wanpu Beijing by considering, among others, the technical complexity of the services, the actual costs that may be incurred for providing the services, and the operations of Wanpu Beijing. As of December 31, 2013, the aggregate of retained earnings in the VIE was US$3,024. The agreement has a term of ten years and is renewable on the same terms at Wanpu Beijing’s sole discretion.

Business Operation Agreements between NQ Beijing and the shareholders of Beijing Technology and between Wanpu Beijing and the shareholders of Wanpu Century. Under the business operation agreements, the registered shareholders of VIEs may not enter into any transactions that could materially affect the assets, liabilities, interests or operations of the VIEs, without prior written consent from NQ Beijing or Wanpu Beijing. In addition, the shareholders of VIEs irrevocably appointed NQ Beijing and Wanpu Beijing to vote on their behalf on all matters, including matters relating to the transfer of any or all of their respective equity interests in VIEs, and appointments of the directors, chief executive officer, chief financial officer, and other senior management of VIEs. These agreements are effective till the date when NQ Beijing or Wanpu Beijing is dissolved, and can be terminated at sole discretion of NQ Beijing or Wanpu Beijing with advanced written notices.

Powers of Attorney executed by the shareholders of Beijing Technology in favor of NQ Beijing and by the shareholders of Wanpu Century in favor of Wanpu Beijing. These powers of attorney irrevocably authorize NQ Beijing and Wanpu Beijing to vote on behalf of the registered shareholders on matters stipulated by laws and the “Article of Association”. These Powers of Attorney shall remain effective from the date they are signed to the date when NQ Beijing or Wanpu Beijing is dissolved in accordance with the laws of the People’s Republic of China, unless Business Operations Agreements are terminated in advance.

Equity Disposition Agreements between NQ Beijing and the shareholders of Beijing Technology and between Wanpu Beijing and the shareholders of Wanpu Century. Equity disposition agreements irrevocably granted NQ Beijing and Wanpu Beijing or their designated parties an exclusive option to purchase, to the extent permitted by the PRC law, any part or all of the equity interests in the VIEs from the registered shareholders. The exercise price for the options to purchase the equity interests is the minimum amount of consideration permissible under PRC law. The options are exercisable at any time at the sole discretion of NQ Beijing and Wanpu Beijing during the term of agreements. The registered shareholders agree not to transfer, pledge or dispose their equity interests of the VIEs in any way before NQ Beijing and NQ Wanpu exercise their options in full or deliver the written approval. Each agreement has a term of 10 years and renewable on the same terms at sole discretion of NQ Beijing or Wanpu Beijing.

Loan Agreements and Amended Loan Agreements between NQ Beijing and the shareholders of Beijing Technology and between the Company and the shareholders of Beijing Technology. Under these agreements, an aggregate of interest-free loans of RMB46,123 from NQ Beijing and 6% interest loan of US$250 from the Company were extended to the registered shareholders of Beijing Technology for sole purpose of contributing the registered capital to Beijing Technology in exchange for 100% of the equity interest in Beijing Technology. Without the prior consent of the Company and NQ Beijing, the registered shareholders of Beijing Technology cannot approve any transaction including merger, acquisition, new investments and etc., significantly affecting the registered shareholders’ rights of Beijing Technology. The loans have original terms of 10 years and are repayable if the Company and NQ Beijing decide to exercise their exclusive purchase option under Equity Disposition Agreements. The amendments requires that the loans can be settled fully only by the shareholders transferring the equity interests of Beijing Technology according to Equity Disposition Agreements to the Company and NQ Beijing.

Loan Agreement between Wanpu Beijing and the shareholders of Wanpu Century. Under these agreements, interest-free loans of RMB1,000 were extended to the registered shareholders of Wanpu Century for sole purpose of contributing the registered capital to the Wanpu Century in exchange for 100% of the equity interest in Wanpu Century. Without the prior consent of Wanpu Beijing, the registered shareholders of Wanpu Century cannot approve any transaction including merger, acquisition, new investments and etc., significantly affecting the registered shareholders’ rights of Wanpu Century. The loan has an original term of 10 years and is repayable if Wanpu Beijing decides to exercise their exclusive purchase option under Equity Disposition Agreement. The loan can be settled fully only by the shareholders transferring the equity interests of Wanpu Century according to Equity Disposition Agreements to Wanpu Beijing.

Equity Interest Pledge Agreements between NQ Beijing and the shareholders of Beijing Technology and between Wanpu Beijing and the shareholders of Wanpu Century. Under the equity interest pledge agreements, the registered shareholders of the VIEs pledged all of their respective equity interests in the VIEs to secure the VIEs’ obligations under Exclusive Technical Consulting Services Agreement, Exclusive Business Cooperation Agreements, Business Operation Agreements and Equity Disposition Agreements described above. The shareholders agree not to sell, mortgage or dispose of any of VIEs’ equity interest without prior written consents from NQ Beijing or Wanpu Beijing. These agreements are terminable only when the VIEs’ obligations under the other agreements are fully settled.

Amended and Restated Business Operation Agreement, Amended and Restated Equity Interest Pledge Agreement and Amended and Restated Equity Disposition Agreement between NQ Beijing and shareholders of Beijing Technology entered On June 6, 2012 was to reflect the increase of the registration capital of Beijing Technology from RMB10 million to RMB50 million. All the other terms remain the same as the original agreements.

Risks in Relation to the VIE Structure

It is possible that the Company’s conduct of certain of its operations and businesses through VIEs could be found by PRC authorities to be in violation of PRC laws and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. If such a finding were made, regulatory authorities with jurisdiction over the licensing and operation of such businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Company’s income, revoking the business or operating licenses of the affected businesses, requiring the Company to restructure its ownership structure or operations, or requiring the Company to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Company’s business operations, and have a material adverse impact on the Company’s cash flows, financial position and operating performance. The Company’s management considers the possibility of such a finding by PRC regulatory authorities to be remote.

In addition, it is possible that the agreements among WFOEs, VIEs and shareholders of the VIEs would not be enforceable in China if PRC government authorities or courts were to find that such agreements contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event that the Company was unable to enforce these agreements, the Company would not be able to exert effective control over the affected VIEs. Consequently, the results of operations, assets and liabilities of the VIEs and its subsidiaries would not be included in the Company’s consolidated financial statements. If such were the case, the Company’s cash flows, financial position and operating performance would be materially adversely affected. The Company’s agreements with respect to its consolidated VIE are approved and in place. The Company’s management believes that such agreements are enforceable, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Company’s operations and contractual relationships would find the agreements to be unenforceable.

Financial Information of VIEs

Due to the same reportable segments, the financial information of Beijing Technology and its subsidiaries as well as Wanpu Century were presented in aggregate as follows, which were included in the accompanying consolidated financial statements:

	As of December 31,
	2012	2013
	US$	US$
Cash and cash equivalents	7,549	11,472
Term deposits	101,503	70,528
Total current assets	162,890	201,118
Total non-current assets	35,779	138,728
Total assets	198,669	339,846
Intercompany payable to WFOEs for the service fees	9,037	18,858
Other intercompany payable to WFOEs	83,603	77,193
Total current liabilities	161,851	250,577
Deferred tax liabilities, non-current	1,910	2,301
Total liabilities	163,761	252,878

	For the Year Ended December 31,
	2011	2012	2013
	US$	US$	US$
Total net revenue	23,039	54,461	139,886
Net income / (loss)	(3,829)	4,399	21,098

	For the Year Ended December 31,
	2011	2012	2013
	US$	US$	US$
Net cash provided by operating activities	65,520	46,356	14,538
Net cash used in investing activities	(51,375)	(59,090)	(8,027)
Net cash provided by financing activities	—	5,546	—
Effect of exchange rate changes on cash and cash equivalents	49	(276)	(2,851)
Net increase/(decrease) in cash and cash equivalents balance	14,194	(7,464)	3,660

The VIEs contributed an aggregate of 57%, 59% and 71% of the consolidated revenues for the year ended December 31, 2011, 2012 and 2013, respectively. As of December 31, 2012 and 2013, the VIEs accounted for an aggregate of 75% and 50%, respectively, of the consolidated total assets, and 75% and 26%, respectively, of the consolidated total liabilities. The consolidated assets of VIEs mainly comprised of recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include goodwill and intangible assets acquired through business acquisitions, purchased servers and office facilities. The balances of these assets as of December 31, 2013 were included in the line of “Total non-current assets” in the table above. The unrecognized revenue-producing assets mainly consist of intellectual property, which had no recorded value.

Goodwill primarily represents the expected synergies from combining the acquired business with the business of the Company. Intangible assets acquired through business acquisition are comprised of customer relationships, non-compete agreements, revenue sharing agreements, user base, technologies and games. Please refer to Note 4 – “Business Combination” for goodwill and intangible assets acquired through business combination.

For intellectual property, as of December 31, 2013, the VIEs and their subsidiaries have developed 174 patent registrations and applications, including but not limited to patents covering anti-virus, anti-spam firewall, anti-phishing, contact management, agenda management and parental controls, with respect to consumer mobile security services. Some of these patents have been granted and are currently held by the VIEs, while others are still in the process of being registered. In addition, the VIEs hold 107 copyrights. Moreover, the VIEs have made 10 trademark registrations and approximately 88 registered domain names.

The VIEs’ business operations rely in part on the techniques covered by the following patents to generate revenues: (1) a patent on a method and system to subscribe, configure and move mobile telephone software service conveniently, which was filed in China in September 2007 and has a corresponding U.S. patent application file in May 2010, both of which were granted; and (2) a patent on a method and system for a self-learning intellectualized short message firewall for mobile terminals, which was filed in China in December 2009 and has a corresponding PCT application file in December 2010. (3) a patent on a method and system for anti-theft for mobile terminals, which was filed in China in December 2012 and has a corresponding PCT application in March 2013. (4) a patent on a method and system to show contents on mobile terminals, which was filed in China in October 2013. The last patent application is still pending and undergoing examination by the State Intellectual Property Office of the PRC, or SIPO and USPTO. According to Article 42 of China’s Patent Law, each of the Company’s granted patent rights for invention would have a term of twenty years, starting from its application date.

All intercompany transactions and balances were eliminated upon consolidation.

In accordance with the VIE agreements, the Company has power to direct activities of the VIEs and their subsidiaries, and can have assets transferred out of the VIEs and their subsidiaries without any restrictions. Therefore, the Company considers that there is no asset in the consolidated VIEs and their subsidiaries that can be used only to settle obligations of the consolidated VIEs except for registered capitals of US$7,744 and PRC statutory reserves of US$ 2,082, of their VIEs and VIEs’ subsidiaries, as of December 31, 2013. As the VIEs and their subsidiaries are incorporated as limited liability companies under the PRC Company Law, and as such the creditors of liabilities of these PRC incorporated VIEs have recourse only to the assets of these entities. Accordingly, the creditors of all the liabilities of the Company’s consolidated VIEs do not have recourse to the Company’s general credit.

Currently, there is no contractual arrangement that could require the Company to provide additional financial support to the VIEs. As the Company is conducting mobile value added services, enterprise mobility, advertising business and other services through the VIEs and their subsidiaries in the PRC, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss.

There is no VIEs where the Company has variable interests but is not the primary beneficiary.